Document and Entity Information	12 Months Ended
May 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 30, 2012
Registrant Name	JANUS INVESTMENT FUND
Central Index Key	0000277751
Amendment Flag	false
Document Creation Date	May 30, 2012
Document Effective Date	May 31, 2012
Prospectus Date	Oct. 28, 2011